Derivative Instruments and Hedging Activities (Cash Flow Hedge Derivative Effect on Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (1,038)					$ (2,412)
Amount of gain (loss) recognized in AOCI	$ (11,504)	384	$ (45,127)	$ (13,897)	$ (11,120)	$ (59,024)
Amount of gain (loss) reclassified from AOCI into income	(8,567)	(8,226)	(7,360)	1,128	(16,793)	(6,232)
Amount of gain (loss) reclassified from AOCI into income, ineffective portion	0	0	(199)	0	0	(199)
Propane Commodity Derivatives [Member]
Amount of gain (loss) recognized in AOCI	(10,760)	1,585	(42,910)	(12,758)	(9,175)	(55,668)	(70,291)	$ 15,473	$ 2,032
Amount of gain (loss) reclassified from AOCI into income		(7,449)		1,128	(15,262)	(6,232)	(28,059)	10,175	(10,613)
Interest Rate Swap [Member]
Amount of gain (loss) recognized in AOCI	(744)	(1,201)	(2,217)	(1,139)	(1,945)	(3,356)	(3,356)	(881)	$ 2,220
Cost of Product Sold [Member] | Propane Commodity Derivatives [Member]
Amount of gain (loss) reclassified from AOCI into income	(7,813)	(7,449)	(7,360)	1,128	(15,262)	(6,232)	(28,059)	10,175
Amount of gain (loss) reclassified from AOCI into income, ineffective portion	0	0	0	0	0	0
Interest Expense [Member] | Propane Commodity Derivatives [Member]
Amount of gain (loss) reclassified from AOCI into income, ineffective portion	0	0	(199)	0	0	(199)
Interest Expense [Member] | Interest Rate Swap [Member]
Amount of gain (loss) reclassified from AOCI into income	(754)	$ (777)	$ 0	$ 0	(1,531)	$ 0	$ (199)	$ 0
Midstream - Crude Oil Logistics [Member] | Operating Expense [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	2,992				4,020
Propane and related equipment sales [Member] | Operating Expense [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (3,696)				$ (4,734)